Supplement to the John Hancock Tax-Free Income Funds Prospectus
                 dated January 1, 2005 as revised July 15, 2005


John Hancock High Yield Municipal Bond Fund
John Hancock Tax-Free Bond Fund



The "Portfolio Managers" section for each fund have been replaced with the following:


   Frank A. Lucibella, CFA
   Rejoined fund team in 2005
   Barry H. Evans, CFA
   Rejoined fund team in 2005
   Dianne Sales, CFA
   Joined fund team in 1995



On page 25, the following Management Biography has been added.


Frank A. Lucibella, CFA
Vice president
Rejoined John Hancock Advisers in 2005
Senior Fixed Income Trader, Columbia Management Group (2002-2005)
Second vice president, John Hancock Advisers (1988-2002)
Began business career in 1982



August 16, 2005